                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                                PRINCIPAL
                                                                 AMOUNT          VALUE
                                                              ------------   ------------
ASSET-BACKED SECURITIES--3.4%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
0.711%, 5/25/34(1)                                            $  6,830,731   $  5,061,328
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2006-A16, Cl. A16,
4.72%, 5/15/13                                                  10,325,000     10,645,093
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%,
3/15/11                                                          1,220,879      1,225,785
CNH Equipment Trust, Asset-Backed Certificates, Series
2009-B, Cl. A3, 2.97%, 3/15/13                                   7,950,000      8,069,178
Countrywide Home Loans, Asset-Backed Certificates:               6,768,089      5,544,999
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)
Series 2005-17, Cl. 1AF2, 5.362%, 5/1/36(1)                      1,490,507      1,229,014
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series
2006-25, Cl. 2A2, 0.351%, 6/25/47(1)                             3,940,000      3,073,511
DT Auto Owner Trust, Automobile Receivables Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15                           4,355,000      4,340,764
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.321%, 7/25/36(1)                                               3,742,108      3,572,288
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.341%, 7/7/36(1,2)                                              1,553,797      1,249,233
Ford Credit Auto Owner Trust, Automobile Receivables
Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11                     8,350,000      8,403,210
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.493%, 1/20/35(1)                                       2,247,443      1,946,528
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.343%, 3/20/36(1)                                      1,424,070      1,372,520
Lehman XS Trust, Mtg. Pass-Through Certificates, Series
2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  409,626        406,634
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                       2,113,569      1,960,297
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series
2006-2, Cl. A2, 0.331%, 7/25/36(1)                                 823,939        816,515
                                                                             ------------
Total Asset-Backed Securities (Cost $63,987,825)                               58,916,897

MORTGAGE-BACKED OBLIGATIONS--69.2%
GOVERNMENT AGENCY--60.1%
FHLMC/FNMA/FHLB/SPONSORED--56.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                     410,734        427,133
5%, 8/15/33                                                     15,432,308     15,891,258
6%, 5/15/18-10/15/29                                            19,651,337     21,080,069
6.50%, 4/15/18-4/1/34                                           10,228,925     11,050,588
6.50%, 5/25/29(3)                                                  369,138        399,650
7%, 8/15/16-10/1/37                                              5,702,267      6,255,502
7.50%, 2/15/32-4/25/36                                          10,452,528     11,779,639
8%, 4/1/16                                                       1,451,901      1,585,150

                  1 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                                PRINCIPAL
                                                                 AMOUNT          VALUE
                                                              ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
8.50%, 3/15/31                                                $    299,852   $    347,581
9%, 8/1/22-5/1/25                                                  394,711        439,665
10%, 12/25/10-8/16/21                                               55,499         63,267
11%, 12/15/20                                                       98,709        112,679
11.50%, 6/15/20-12/3/20                                            183,372        202,647
11.75%, 1/15/16-4/15/19                                             19,211         21,741
12%, 6/15/15                                                        11,593         12,101
12.50%, 7/15/19                                                     49,332         57,272
13%, 8/15/15                                                        68,246         79,672
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.90%, 6/15/21(1)                               13,431         13,389
Series 151, Cl. F, 9%, 5/15/21                                      53,573         58,820
Series 1695, Cl. F, 2.629%, 3/15/24(1)                           3,469,656      3,459,690
Series 2006-11, Cl. PS, 23.719%, 3/25/36(1)                      2,314,457      3,096,565
Series 2035, Cl. PC, 6.95%, 3/15/28                              2,207,968      2,341,654
Series 2084, Cl. ZC, 6.50%, 8/15/28                              1,334,687      1,411,037
Series 2122, Cl. FD, 0.583%, 2/15/29(1)                          1,812,559      1,799,417
Series 2132, Cl. FN, 1.135%, 3/15/29(1)                          2,864,075      2,861,571
Series 2148, Cl. ZA, 6%, 4/15/29                                 3,834,884      4,105,157
Series 2195, Cl. LH, 6.50%, 10/15/29                             4,404,730      4,715,844
Series 2220, Cl. PD, 8%, 3/15/30                                   536,326        591,611
Series 2281, Cl. Z, 6.50%, 2/15/31                               6,569,995      7,036,753
Series 2319, Cl. BZ, 6.50%, 5/15/31                             10,005,217     10,745,533
Series 2326, Cl. ZP, 6.50%, 6/15/31                              2,204,612      2,372,087
Series 2344, Cl. FP, 1.183%, 8/15/31(1)                          1,592,578      1,603,393
Series 2368, Cl. TG, 6%, 10/15/16                                  436,298        466,952
Series 2392, Cl. FB, 0.833%, 1/15/29(1)                            537,226        536,366
Series 2396, Cl. FE, 0.833%, 12/15/31(1)                           669,612        669,026
Series 2401, Cl. FA, 0.883%, 7/15/29(1)                            692,138        691,295
Series 2435, Cl. EQ, 6%, 5/15/31                                 1,149,025      1,159,967
Series 2464, Cl. FI, 1.233%, 2/15/32(1)                          1,293,148      1,300,295
Series 2470, Cl. LF, 1.233%, 2/15/32(1)                          1,323,001      1,331,155
Series 2471, Cl. FD, 1.233%, 3/15/32(1)                          2,276,757      2,289,869
Series 2481, Cl. AF, 0.783%, 3/15/32(1)                          1,329,836      1,325,750
Series 2500, Cl. FD, 0.733%, 3/15/32(1)                          1,214,814      1,206,868
Series 2504, Cl. FP, 0.733%, 3/15/32(1)                          2,588,658      2,578,086
Series 2526, Cl. FE, 0.633%, 6/15/29(1)                          1,655,780      1,632,433
Series 2530, Cl. FD, 0.733%, 2/15/32(1)                          2,578,314      2,548,231
Series 2538, Cl. F, 0.833%, 12/15/32(1)                            402,532        402,159
Series 2550, Cl. FI, 0.583%, 11/15/32(1)                         1,526,069      1,513,630
Series 2551, Cl. FD, 0.633%, 1/15/33(1)                          1,812,731      1,801,861
Series 2641, Cl. CE, 3.50%, 9/15/25                                225,044        225,320
Series 2648, Cl. JE, 3%, 2/1/30                                 10,914,764     10,900,882
Series 2664, Cl. NA, 5.50%, 2/15/26                              1,465,563      1,489,101
Series 2676, Cl. KY, 5%, 9/15/23                                 4,862,000      5,084,366
Series 2934, Cl. NA, 5%, 4/15/24                                   479,976        480,809
Series 3025, Cl. SJ, 23.895%, 8/15/35(1)                           558,663        702,355
Series 3035, Cl. DM, 5.50%, 11/15/25                             2,149,576      2,171,187

                  2 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                                PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3046, Cl. NA, 5.50%, 12/15/25                          $  1,849,162   $  1,869,720
Series 3057, Cl. BL, 5.50%, 6/15/27                              2,217,226      2,253,354
Series 3094, Cl. HS, 23.529%, 6/15/34(1)                         1,405,852      1,821,117
Series 3099, Cl. PA, 5.50%, 9/15/25                              4,718,556      4,823,978
Series 3134, Cl. FA, 0.533%, 3/15/36(1)                         20,472,808     20,447,825
Series 3171, Cl. NE, 6%, 5/15/27                                 2,886,231      2,940,569
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 13.842%, 7/1/26(4)                           3,154,774        676,204
Series 192, Cl. IO, 8.539%, 2/1/28(4)                              688,188        162,253
Series 205, Cl. IO, 8.986%, 9/1/29(4)                            4,274,871        958,941
Series 206, Cl. IO, 0%, 12/1/29(4,5)                               194,422         37,092
Series 2074, Cl. S, 50.008%, 7/17/28(4)                            888,682        148,825
Series 2079, Cl. S, 61.072%, 7/17/28(4)                          1,456,069        250,775
Series 224, Cl. IO, 0%, 3/1/33(4,5)                              2,943,530        653,338
Series 243, Cl. 6, 0%, 12/15/32(4,5)                             1,944,636        399,243
Series 2470, Cl. AS, 57.215%, 3/15/32(4)                         1,272,955        172,051
Series 2493, Cl. S, 60.343%, 9/15/29(4)                          1,134,310        169,321
Series 2526, Cl. SE, 39.004%, 6/15/29(4)                         2,287,661        351,159
Series 2796, Cl. SD, 66.214%, 7/15/26(4)                           451,257         57,415
Series 2819, Cl. S, 52.861%, 6/15/34(4)                         19,604,019      2,334,743
Series 2835, Cl. BS, 37.174%, 12/15/28(4)                       15,388,363      1,398,871
Series 2920, Cl. S, 77.328%, 1/15/35(4)                         10,806,637      1,258,117
Series 3000, Cl. SE, 99.999%, 7/15/25(4)                        11,611,366      1,083,670
Series 3045, Cl. DI, 39.08%, 10/15/35(4)                        33,147,900      3,935,259
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                         1,754,677        156,043

Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 10.356%, 12/1/31(3,6)                        1,685,606      1,446,023
Series 219, Cl. PO, 9.296%, 3/1/32(6)                            5,185,903      4,345,019
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                           26,865,950     27,973,302
5%, 2/25/18-7/25/22                                             79,012,735     83,268,320
5%, 1/1/40(7)                                                   12,780,000     13,115,475
5.50%, 11/1/21-8/1/36                                          129,711,075    136,455,791
5.50%, 1/1/25(7)                                                 8,170,000      8,641,050
5.863%, 1/25/12                                                  7,722,403      8,226,622
6%, 7/25/14-10/25/33                                            45,415,794     48,596,186
6%, 1/1/25(7)                                                    6,971,000      7,437,186
6.50%, 6/25/17-1/1/34                                           44,107,999     47,756,901
7%, 7/25/13-2/25/36                                             27,679,721     30,549,681
7.50%, 2/25/27-8/25/33                                          29,574,326     33,352,462
8%, 6/25/17                                                          1,398          1,547
8.50%, 7/1/32                                                      212,951        238,430
9%, 8/25/19                                                         10,762         12,380
9.50%, 11/25/21                                                      9,463         10,490
10.50%, 12/25/14                                                    23,433         25,423
11%, 11/25/15-8/13/19                                              537,281        601,931

                  3 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT          VALUE
                                                              ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
11.25%, 3/10/16                                               $    101,611   $    113,880
11.50%, 8/8/19                                                      96,779        107,540
12%, 1/25/16-8/25/16                                               151,581        167,953
12.50%, 8/25/15-12/25/15                                            51,999         56,784
13%, 9/8/15-8/25/26                                                144,638        155,470
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Pass-Through Certificates, Trust 2001-T6, Cl.
B, 6.088%, 5/25/11                                              10,125,000     10,663,378
Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T4, Cl. IO, 25.328%, 7/25/41(4)                             4,720,644        172,120
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                 71,163         78,736
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                               53,741         59,103
Trust 1992-15, Cl. KZ, 7%, 2/25/22(2)                                7,405          7,405
Trust 1992-34, Cl. G, 8%, 3/25/22                                   56,725         60,238
Trust 1997-16, Cl. PD, 7%, 3/18/27                               3,730,348      4,109,133
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                              233,369        250,856
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                           2,430,956      2,616,062
Trust 2001-69, Cl. PF, 1.231%, 12/25/31(1)                       2,975,240      2,997,517
Trust 2002-12, Cl. PG, 6%, 3/25/17                              10,827,481     11,626,032
Trust 2002-19, Cl. PE, 6%, 4/25/17                                 907,868        972,989
Trust 2002-29, Cl. F, 1.231%, 4/25/32(1)                         1,452,619      1,463,623
Trust 2002-39, Cl. FD, 1.233%, 3/18/32(1)                        1,834,401      1,854,768
Trust 2002-52, Cl. FD, 0.731%, 9/25/32(1)                        1,529,271      1,527,204
Trust 2002-53, Cl. FY, 0.731%, 8/25/32(1)                        1,869,788      1,862,594
Trust 2002-56, Cl. KW, 6%, 4/25/23                               3,044,086      3,086,392
Trust 2002-64, Cl. FJ, 1.231%, 4/25/32(1)                          447,672        448,708
Trust 2002-65, Cl. FB, 1.231%, 7/25/32(1)                        2,851,706      2,873,369
Trust 2002-68, Cl. FH, 0.733%, 10/18/32(1)                         883,304        880,122
Trust 2002-74, Cl. KF, 0.581%, 3/25/17(1)                          433,953        433,252
Trust 2002-77, Cl. TF, 1.233%, 12/18/32(1)                       5,999,144      6,043,809
Trust 2002-82, Cl. FE, 1.231%, 12/25/32(1)                       2,533,837      2,562,109
Trust 2002-9, Cl. PC, 6%, 3/25/17                                3,638,285      3,908,005
Trust 2002-90, Cl. FJ, 0.731%, 9/25/32(1)                          895,451        892,044
Trust 2002-90, Cl. FM, 0.731%, 9/25/32(1)                          861,011        857,735
Trust 2003-111, Cl. HF, 0.631%, 5/25/30(1)                       6,012,952      5,987,280
Trust 2003-116, Cl. FA, 0.631%, 11/25/33(1)                      1,000,088        994,257
Trust 2003-130, Cl. CS, 13.638%, 12/25/33(1)                     2,482,352      2,539,795
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                            3,676,000      3,874,871
Trust 2003-21, Cl. FK, 0.631%, 3/25/33(1)                          158,152        157,226
Trust 2003-26, Cl. XF, 0.681%, 3/25/23(1)                        7,656,493      7,603,929
Trust 2004-101, Cl. BG, 5%, 1/25/20                              8,529,000      9,052,322
Trust 2004-72, Cl. FB, 0.731%, 9/25/34(1)                        5,494,753      5,421,911
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                              7,998,040      8,808,955
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                          4,975,000      5,182,199
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                          8,786,788      9,164,513
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                          8,321,603      8,474,132
Trust 2005-12, Cl. JC, 5%, 6/1/28                                8,730,604      9,103,183

                  4 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                                PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2005-45, Cl. XA, 0.571%, 6/25/35(1)                     $  6,074,576   $  5,998,621
Trust 2005-67, Cl. BF, 0.581%, 8/25/35(1)                        5,773,697      5,587,278
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                           13,652,421     14,394,991
Trust 2005-85, Cl. FA, 0.581%, 10/25/35(1)                      13,253,305     12,878,781
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                           6,858,658      7,103,911
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                            1,575,050      1,638,447
Trust 2006-46, Cl. SW, 23.351%, 6/25/36(1)                       2,205,921      2,921,115
Trust 2006-50, Cl. KS, 23.352%, 6/25/36(1)                       2,462,673      3,219,021
Trust 2006-50, Cl. SK, 23.352%, 6/25/36(1)                         439,599        588,192
Trust 2006-97, Cl. MA, 6%, 6/25/16                               1,425,916      1,467,714
Trust 2009-37, Cl. HA, 4%, 4/1/19                               14,278,224     14,792,793
Trust 2009-70, Cl. PA, 5%, 8/1/35                               29,692,415     31,377,801
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 36.777%, 12/18/31(4)                      2,082,889        355,461
Trust 2001-68, Cl. SC, 29.217%, 11/25/31(4)                      1,871,462        287,107
Trust 2001-81, Cl. S, 36.906%, 1/25/32(4)                        1,416,786        219,597
Trust 2002-28, Cl. SA, 38.757%, 4/25/32(4)                       1,173,228        177,159
Trust 2002-38, Cl. SO, 58.867%, 4/25/32(4)                       1,659,160        227,297
Trust 2002-39, Cl. SD, 43.29%, 3/18/32(4)                        1,780,337        237,020
Trust 2002-48, Cl. S, 36.015%, 7/25/32(4)                        1,933,869        261,253
Trust 2002-52, Cl. SD, 41.123%, 9/25/32(4)                       1,529,271        208,167
Trust 2002-52, Cl. SL, 36.295%, 9/25/32(4)                       1,225,116        166,338
Trust 2002-53, Cl. SK, 41.294%, 4/25/32(4)                       1,038,790        142,246
Trust 2002-56, Cl. SN, 38.586%, 7/25/32(4)                       2,626,521        355,682
Trust 2002-60, Cl. SM, 47.669%, 8/25/32(4)                       4,496,754        624,227
Trust 2002-77, Cl. IS, 50.989%, 12/18/32(4)                      2,374,852        323,620
Trust 2002-77, Cl. SH, 44.531%, 12/18/32(4)                      1,797,629        279,089
Trust 2002-9, Cl. MS, 35.631%, 3/25/32(4)                        2,179,735        291,779
Trust 2003-33, Cl. IA, 3.341%, 5/25/33(4)                          372,057         79,688
Trust 2003-33, Cl. SP, 56.428%, 5/25/33(4)                       5,323,734        751,587
Trust 2003-38, Cl. SA, 40.283%, 3/25/23(4)                       7,224,256        913,691
Trust 2003-4, Cl. S, 44.351%, 2/25/33(4)                         3,148,590        449,308
Trust 2005-122, Cl. SD, 32.112%, 6/25/35(4)                     13,308,929      1,483,995
Trust 2005-14, Cl. SE, 43.159%, 3/25/35(4)                      15,245,242      1,704,772
Trust 2005-40, Cl. SA, 74.229%, 5/25/35(4)                       6,055,336        710,185
Trust 2005-63, Cl. SA, 72.082%, 10/25/31(4)                      6,696,244        806,569
Trust 2005-63, Cl. X, 38.528%, 10/25/31(4)                          79,268          2,410
Trust 2005-71, Cl. SA, 72.414%, 8/25/25(4)                       7,569,622        899,253
Trust 2005-87, Cl. SE, 54.526%, 10/25/35(4)                    112,946,010     12,826,872
Trust 2005-87, Cl. SG, 89.295%, 10/25/35(4)                     18,550,926      2,506,916
Trust 2006-51, Cl. SA, 46.882%, 6/25/36(4)                      64,297,451      7,834,921
Trust 2006-60, Cl. DI, 40.599%, 4/25/35(4)                      13,878,188      1,720,090
Trust 221, Cl. 2, 18.989%, 5/1/23(4)                             2,752,115        631,258
Trust 240, Cl. 2, 25.331%, 9/1/23(4)                             2,730,932        609,766
Trust 254, Cl. 2, 17.038%, 1/1/24(4)                             3,514,073        836,244

                  5 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                               PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------   ------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 294, Cl. 2, 10.427%, 2/1/28(4)                          $  3,928,996   $    912,118
Trust 301, Cl. 2, 0%, 4/1/29(4,5)                                2,221,015        502,886
Trust 321, Cl. 2, 13.936%, 4/1/32(4)                            12,224,142      2,998,852
Trust 324, Cl. 2, 0%, 7/1/32(4,5)                                4,296,482      1,011,260
Trust 331, Cl. 10, 17.071%, 2/1/33(4)                            5,460,074      1,111,392
Trust 331, Cl. 4, 4.837%, 2/1/33(4)                              4,806,201        924,442
Trust 331, Cl. 5, 7.467%, 2/1/33(4)                              7,187,850      1,370,191
Trust 331, Cl. 6, 0%, 2/1/33(4,5)                                7,270,980      1,387,759
Trust 332, Cl. 2, 10.467%, 3/1/33(4)                             8,554,730      1,889,458
Trust 334, Cl. 10, 7.597%, 2/1/33(4)                             2,755,464        511,864
Trust 338, Cl. 2, 2.097%, 7/1/33(4)                              5,439,822      1,161,696
Trust 339, Cl. 15, 10.16%, 7/1/33(4)                             2,442,468        422,839
Trust 339, Cl. 7, 0%, 7/1/33(4,5)                                5,669,909        923,621
Trust 351, Cl. 8, 2.258%, 4/1/34(4)                              4,809,820        927,175
Trust 356, Cl. 10, 0.177%, 6/1/35(4)                             4,135,703        781,288
Trust 356, Cl. 12, 0%, 2/1/35(3,4,5)                             2,103,233        394,140
Trust 362, Cl. 12, 0%, 8/1/35(4,5)                               9,368,690      1,793,779
Trust 362, Cl. 13, 0%, 8/1/35(4,5)                               5,192,338        994,952
Trust 364, Cl. 15, 0%, 9/1/35(4,5)                               3,467,289        632,342
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 10.82%,
9/1/32(3,6)                                                      1,082,198        909,373
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 1999-3, Cl. IO, 19.829%, 10/15/29(4)                    37,662,588         249,756
Series 2001-3, Cl. IO, 20.679%, 5/15/31(4)                     17,047,617         123,517
Series 2002-2, Cl. IO, 15.417%, 1/15/32(4)                     44,354,735         272,653
Series 2002-3, Cl. IO, 22.548%, 8/15/32(4)                     61,556,592         881,657
Series 2003-1, Cl. IO, 19.883%, 11/15/32(4)                    89,317,981         816,947
                                                                             ------------
                                                                              963,011,892
GNMA/GUARANTEED--4.1%
Government National Mortgage Assn.:
4.50%, 1/1/40(7)                                                50,848,000     50,895,695
6.50%, 1/29/24                                                     190,241        203,889
7%, 1/29/28-2/8/30                                               1,280,024      1,424,699
7.50%, 5/29/28-8/29/28                                             735,951        828,666
8%, 9/29/28                                                         68,530         78,756
8.50%, 8/1/17-9/29/21                                              675,797        739,685
9.50%, 9/29/17                                                       2,649          2,998
10.50%, 2/29/16-7/15/21                                            123,561        138,609
11%, 11/8/19                                                       126,319        139,909
11.50%, 4/29/13-7/29/19                                             26,794         29,676
13%, 3/2/11-9/29/14                                                  2,779          3,121
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Multiclass Pass-Through
Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29               10,779,285     11,847,365

                  6 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited


                                                                PRINCIPAL
                                                                 AMOUNT         VALUE
                                                              ------------   ------------
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 47.847%, 7/16/28(4)                   $  2,974,568   $    512,177
Series 1998-6, Cl. SA, 68.181%, 3/16/28(4)                       1,825,525        263,602
Series 2001-21, Cl. SB, 80.641%, 1/16/27(4)                      3,165,369        450,742
Series 2006-47, Cl. SA, 85.648%, 8/16/36(4)                     29,904,136      3,328,976
                                                                             ------------
                                                                               70,888,565

NON-AGENCY--9.1%
COMMERCIAL--5.9%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2004-4, Cl. A3,
4.128%, 7/1/42                                                   3,689,517      3,690,904
CHL Mortgage Pass-Through Trust 2003-J5, Mtg.
Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%,
7/1/18                                                           8,421,521      8,471,925
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3,
5.913%, 3/1/49(1)                                                2,340,000      2,245,658
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.912%, 6/1/39(1)                                                5,202,000      4,174,592
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37           13,227,512      9,633,182
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39           6,750,000      6,843,418
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39             6,505,000      5,710,645
JPMorgan Chase Commercial Mortgage Securities Corp.,            14,770,000     14,293,388
Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                        5,010,000      5,141,448
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial
Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4,
5.124%, 11/11/32                                                 5,600,000      5,521,374
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                  7,520,000      7,662,439
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34               5,159,752      4,438,382
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg.
Asset-Backed Certificates, Series 2003-KEY1, Cl. A4,
5.236%, 11/1/35                                                  8,400,000      8,533,578
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.828%, 2/1/37(1)         18,357,048     13,322,407
Wachovia Bank Commercial Mortgage Trust 2006-C29,                2,115,000      2,157,002
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.275%, 11/15/48
                                                                             ------------
                                                                              101,840,342
MULTIFAMILY--1.1%

CHL Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. 2A1,
5.50%, 4/1/35                                                    2,796,059      2,623,488

                  7 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             -------------  --------------
MULTIFAMILY CONTINUED
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
Pass-Through Certificates, Series 2005-A2, Cl. A2,
4.258%, 2/1/35(1)                                            $  17,729,092  $   15,414,304
                                                                            --------------
                                                                                18,037,792
RESIDENTIAL--2.1%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.049%, 9/1/47(1)                                               16,570,871      11,566,741
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
3.124%, 12/25/34(1)                                              2,097,394       1,824,229
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.064%, 10/25/36(1)                                             13,941,552      11,952,079
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                  1,172,776       1,068,191
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                                  9,341,703       6,160,576
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                   3,849,466       2,225,625
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
3.003%, 9/1/34(1)
                                                                 1,730,877       1,641,671
                                                                            --------------
                                                                                36,439,112
                                                                            --------------
Total Mortgage-Backed Obligations (Cost $1,148,992,290)                      1,190,217,703
U.S. GOVERNMENT OBLIGATIONS--11.9%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13(8)        27,970,000      29,325,566
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14(8)        87,715,000      87,752,630
Federal National Mortgage Assn. Nts.:
3%, 9/16/14(8)                                                  64,200,000      65,084,804
4.375%, 10/15/15                                                13,972,000      14,883,016
5.375%, 7/15/16                                                  7,399,000       8,249,219
                                                                            --------------
Total U.S. Government Obligations (Cost $204,178,067)                          205,295,235
SHORT-TERM NOTES--5.6%
Federal Home Loan Bank:
0.001%, 1/4/10                                                  60,000,000      59,999,995
0.02%, 1/22/10                                                  17,786,000      17,785,792
0.03%, 1/13/10                                                   8,900,000       8,899,911
0.03%, 1/15/10                                                  10,000,000       9,999,883
                                                                            --------------
Total Short-Term Notes (Cost $96,685,581)                                       96,685,581

                                                                SHARES
                                                             -------------
INVESTMENT COMPANY--5.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21%(9,10) (Cost $85,300,000)                                  85,300,000      85,300,000

                  8 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

                                                                                    VALUE
                                                                              ---------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $1,599,143,763)                                        1,636,415,416
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED--6.7%(11)
OFI Liquid Assets Fund, LLC, 0.33%(9,10) (Cost
$115,390,000)                                                  115,390,000    $   115,390,000
TOTAL INVESTMENTS, AT VALUE (COST $1,714,533,763)                    101.8%     1,751,805,416
Liabilities in Excess of Other Assets                                 (1.8)       (31,090,206)
                                                             -------------    ---------------
Net Assets                                                           100.0%   $ 1,720,715,210
                                                             =============    ===============

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $1,256,638, which represents 0.07% of the Fund's net assets. See accompanying Notes.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,299,660. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $80,851,088 or 4.70% of the Fund's net assets as of December 31, 2009.

5. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,700,415 or 0.39% of the Fund's net assets as of December 31, 2009.

7. When-issued security or delayed delivery to be delivered and settled after December 31, 2009. See accompanying Notes.

8.    Partial or fully-loaned security. See accompanying Notes.

9.    Rate shown is the 7-day yield as of December 31, 2009.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                              SHARES           GROSS           GROSS           SHARES
                                                        SEPTEMBER 30, 2009   ADDITIONS       REDUCTIONS   DECEMBER 31, 2009
                                                        ------------------   ---------       ----------   -----------------
OFI Liquid Assets Fund, LLC                                     22,320,000    120,040,500    26,970,500         115,390,000
Oppenheimer Institutional Money Market Fund, Cl. E              82,900,000      3,000,000       600,000          85,300,000

                                                             VALUE       INCOME
                                                        -------------   -------

OFI Liquid Assets Fund, LLC                              $115,390,000   $35,766(a)
Oppenheimer Institutional Money Market Fund, Cl. E         85,300,000    57,283
                                                        -----------------------
                                                         $200,690,000   $93,049
                                                        ========================

A. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

11. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                  9 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                                                                    LEVEL 3 --
                                             LEVEL 1 --        LEVEL 2 --          SIGNIFICANT
                                            UNADJUSTED      OTHER SIGNIFICANT      UNOBSERVABLE
                                          QUOTED PRICES    OBSERVABLE INPUTS        INPUTS              VALUE
                                          -------------    ------------------      ------------    --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:

Asset-Backed Securities                   $          --     $      58,916,897      $         --    $   58,916,897
Mortgage-Backed Obligations                          --         1,190,217,703                --     1,190,217,703
U.S. Government Obligations                          --           205,295,235                --       205,295,235
Short-Term Notes                                     --            96,685,581                --        96,685,581
Investment Company                           85,300,000                    --                --        85,300,000
Investments Purchased with Cash
Collateral from Securities Loaned           115,390,000                    --                --       115,390,000
                                          -------------    ------------------      ------------    --------------
Total Investments, at Value                 200,690,000         1,551,115,416                --     1,751,805,416
OTHER FINANCIAL INSTRUMENTS:

Futures margins                                 985,663                    --                --           985,663
                                          -------------    ------------------      ------------    --------------
Total Assets                              $ 201,675,663     $   1,551,115,416      $         --    $1,752,791,079
                                          -------------    ------------------      ------------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:

Futures margins                           $    (821,005)    $              --      $         --    $     (821,005)
                                          -------------    ------------------      ------------    --------------
Total Liabilities                         $    (821,005)    $              --      $         --    $     (821,005)
                                          -------------    ------------------      ------------    --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF DECEMBER 31, 2009 ARE AS FOLLOWS:

                                                                                                               UNREALIZED
                                                          NUMBER OF        EXPIRATION                        APPRECIATION
CONTRACT DESCRIPTION                        BUY/SELL      CONTRACTS           DATE            VALUE         (DEPRECIATION)
------------------------------              ---------     ---------        ----------      ------------      -------------
U.S. Long Bonds                                  Buy            702           3/22/10      $ 80,993,250      $  (3,334,090)
U.S. Treasury Nts., 2 yr.                        Buy          2,532           3/31/10       547,584,565         (2,493,439)
U.S. Treasury Nts., 5 yr.                       Sell          1,901           3/31/10       217,441,728          3,718,596
U.S. Treasury Nts., 10 yr.                      Sell          1,049           3/22/10       121,110,328          2,032,769
                                                                                                              ------------
                                                                                                              $    (76,164)
                                                                                                              ============

                  10 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or

                  11 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                      WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
Purchased securities                            $80,889,069

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

                  12 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors defined below:

         COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

         CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

         EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

         FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

         INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposure to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

                  13 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

         COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

         CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

                  14 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS   December 31, 2009  / Unaudited

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of December 31, 2009, the Fund had on loan securities valued at $112,796,195. Collateral of $115,390,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $1,714,783,665
Federal tax cost of other investments               300,691,436
                                                 --------------
Total federal tax cost                           $2,015,475,101
                                                 ==============

Gross unrealized appreciation                    $   72,291,450
Gross unrealized depreciation                       (35,345,863)
                                                 --------------
Net unrealized appreciation                      $   36,945,587
                                                 ==============

                  15 | Oppenheimer Limited-Term Government Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010